                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111

November 7, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549-4720

Re:  American  Century  Mutual  Funds,  Inc.  (1933 Act File No.  2-14213)  (the
     "Registrant")

Ladies/Gentlemen:

     Please  accept  for  filing  pursuant  to the  Securities  Act of 1933,  as amended,  this  Pre-Effective  Amendment No. 1 to the Registrant's  Registration
Statement on Form N-14. As noted in the initial  filing on October 2, 2006,  the purpose of the Registration  Statement is to register securities of the American
Century New  Opportunities II Fund, a series of the Registrant,  to be issued in connection  with the acquisition of the assets of the Kopp Emerging Growth Fund, a series of Kopp Funds, Inc.

     Please note that, in separate  correspondence filings today, the Registrant has responded to oral comments from the SEC Staff  relating to the  Registration
Statement  and  requested  an  order   accelerating  the  effectiveness  of  the
Registration Statement to November 9, 2006.

     If you have any  questions  about this filing,  please  contact me at (816)
340-7276.

Sincerely,

/s/ Brian L. Brogan
------------------------------------------
Brian L. Brogan
Vice President and
Associate General Counsel

BLB/dnh